Investments - Amortized Cost (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cost	$ 552,905	$ 409,996	$ 25,804
Gross Unrealized Gains	77	47	1
Gross Unrealized Losses	(86)	(12)	(2)
Fair Value	552,896	410,031	25,803
Included in cash and cash equivalents
Debt Securities, Available-for-sale [Line Items]
Cost	166,249	133,319	19,144
Gross Unrealized Gains	6	4	1
Gross Unrealized Losses	0	(2)	(1)
Fair Value	166,255	133,321	19,144
Included in marketable securities
Debt Securities, Available-for-sale [Line Items]
Cost	386,656	276,677	6,660
Gross Unrealized Gains	71	43	0
Gross Unrealized Losses	(86)	(10)	(1)
Fair Value	386,641	276,710	6,659
U.S. Treasury
Debt Securities, Available-for-sale [Line Items]
Cost	210,739	155,339	749
Gross Unrealized Gains	29	14	0
Gross Unrealized Losses	(59)	(6)	0
Fair Value	210,709	155,347	749
U.S. agency and government sponsored securities
Debt Securities, Available-for-sale [Line Items]
Cost		19,996	1,398
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Fair Value		19,996	1,398
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Cost	272,457	182,218	20,183
Gross Unrealized Gains	15	6	1
Gross Unrealized Losses	(8)	(4)	(1)
Fair Value	272,464	182,220	20,183
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Cost	61,662	45,431	3,474
Gross Unrealized Gains	29	21	0
Gross Unrealized Losses	(19)	(2)	(1)
Fair Value	61,672	45,450	$ 3,473
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Cost	8,047	7,012
Gross Unrealized Gains	4	6
Gross Unrealized Losses	0	0
Fair Value	$ 8,051	$ 7,018